Liquidity and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Basis of Presentation

2. Liquidity and Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared by the Company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and the SEC instructions to Form 10-Q and Article 8 of SEC Regulation S-X. The information furnished herein reflects all adjustments, consisting only of normal recurring adjustments, which in the opinion of management, are necessary to fairly state the Company’s financial position, the results of its operations, and cash flows for the periods presented. Certain information and footnote disclosures normally present in annual financial statements prepared in accordance with U.S. GAAP were omitted pursuant to such rules and regulations. The financial information contained in this report should be read in conjunction with the financial information and notes thereto for the fiscal years ended December 31, 2021 and 2020 filed as a part of the Registration Statement. The results of operations for the six months ended June 30, 2022 are not necessarily indicative of the results for the year ending December 31, 2022. As of June 30, 2022, the Company had cash of $178,973 compared to $1,282,565 as of December 31, 2021. The decrease of $1,103,592 in cash was mainly from the use of funds for the construction in progress and the costs associated with the Company’s filed SEC registration statement. This decrease was partly offset by cash received from the sales of common stock of $3,050,000. Since its inception, the Company has incurred net losses and funded its operations primarily through the issuance of equities, an advance from a director and since June 2022 a $2,000,000 draw on a line of credit. As at June 30, 2022, the Company had a total stockholders’ equity of $5,941,428 (December 31, 2021 - $8,220,399).

The Company is in its initial stages to start building facilities to grow, research and distribute medical plants. The Company has incurred recurring losses from operations, and as at June 30, 2022, had an accumulated deficit of $26,321,183 (December 31, 2021 - $6,413,744) and a negative working capital of $1,611,420 (December 31, 2021 - working capital of $1,282,829). The Company does not have sufficient working capital to pay its operating expenses for a period of at least 12 months from the date the condensed financial statements were authorized to be issued. The Company’s continued existence is dependent upon its ability to continue to execute its operating plan and to obtain additional debt or equity financing. The Company has developed plans to raise funds and continues to pursue sources of funding that management believes, if successful, would be sufficient to support the Company’s operating plan. During the six months ended June 30, 2022, the Company raised $3,050,000 through common stock issuances. The Company has also secured a $5,000,000 line of credit from a related party entity and has drawn a $2,000,000 from that credit facility. The Company has also drawn an additional $1,000,000 from that credit facility subsequent to June 30, 2022 (Note 12). The Company’s operating plan is predicated on a variety of assumptions including, but not limited to, the level of product demand, cost estimates, its ability to continue to raise additional financing and the state of the general economic environment in which the Company operates. There can be no assurance that these assumptions will prove accurate in all material respects, or that the Company will be able to successfully execute its operating plan. In the event that the Company is not able to raise capital from investors or credit facilities in a timely manner, the Company will explore available options, including but not limited to, an equity backed loan against the property. In the absence of additional appropriate financing, the Company may have to modify its plan or slow down the pace of development and commercialization.

The Company does not have any short or long-term contractual purchases with suppliers for future purchases, capital expenditure commitments that cannot be cancelled with minimal fees, non-cancelable operating leases, or any commitment or contingency that would hinder management’s ability to scale down operations and management expenses until funding is raised.

BRIGHT GREEN CORPORATION

Notes to the Condensed Financial Statements (Unaudited)

For the Three Months and Six Months Ended June 30, 2022 and 2021

(Expressed in United States Dollars)

2. Liquidity and Basis of Presentation (continued)

  A. Restatement of Previously Issued Financial Statements

The Company has restated its unaudited condensed financial statements as of and for the three months and six months ended June 30, 2022 to correct an error related to the recording of the fair value of shares issued as shared based compensation in June 2022 (the “Restatement”), which resulted in the Company’s general and administrative expenses for the three months and six months ended June 30, 2022 being understated by $6,297,960 in the Original Report. The Restatement resulted in an increase in the reported net loss by $6,297,960 for the three months and six months ended June 30, 2022, and an increase to reported accumulated deficit as of June 30, 2022 by $6,297,960. The Restatement also impacted the Company’s basic and diluted net loss per common share calculations. The following tables present the Restatement on all affected line items of our previously issued Condensed Balance Sheets as of June 30, 2022, Condensed Statements of Operations and Comprehensive Loss, and Condensed Statements of Cash Flows for the six months ended June 30, 2022. The effect of the Restatement on the June 30, 2022 stockholders’ equity balances is presented in the Condensed Statements Shareholder’s Equity Sheet below. Regarding the Condensed Statements of Cash Flows, the adjustment to net loss was offset by adjustments to change in operating assets and liabilities within cash flows used in operating activities.  The Restatement had no effect on total net cash flows from operating, investing or financing activities. The Restatement also impacted Note 9. Stockholders’ Equity and Note 12. Subsequent Events, which were restated in this Amended Report.

The impact of the restatement on the Company’s financial statements is reflected in the following table:

Condensed Balance Sheet at June 30, 2022 (unaudited)	As Reported	Adjustment	As Restated
Additional Paid in Capital	25,948,670	6,297,960	32,246,630
Accumulated deficit	(20,023,223)	(6,297,960)	(26,321,183)

Condensed Statement of Operations and Comprehensive Loss for the three months ended June 30, 2022 (unaudited)	As Reported	Adjustment	As Restated
General and administrative expenses	12,688,471	6,297,960	18,986,431
Total operating expenses	12,883,133	6,297,960	19,181,093
Loss before income taxes	(12,883,133)	(6,297,960)	(19,181,093)
Net loss and comprehensive loss	(12,883,133)	(6,297,960)	(19,181,093)
Weighted average common shares outstanding – basic and diluted	159,575,995	(674,781)	158,901,214
Net loss per common share – basic and diluted	(0.08)	(0.04)	(0.12)

Condensed Statement of Operations and Comprehensive Loss for the six months ended June 30, 2022 (unaudited)	As Reported	Adjustment	As Restated
General and administrative expenses	13,223,011	6,297,960	19,520,971
Total operating expenses	13,609,479	6,297,960	19,907,439
Loss before income taxes	(13,609,479)	(6,297,960)	(19,907,439)
Net loss and comprehensive loss	(13,609,479)	(6,297,960)	(19,907,439)
Weighted average common shares outstanding – basic and diluted	158,571,176	(339,253)	158,231,923
Net loss per common share – basic and diluted	(0.09)	(0.04)	(0.13)

Condensed Statement of Changes in Stockholders’ Equity for the three months ended June 30, 2022 (unaudited)	As Reported	Adjustment	As Restated
Common stock issued for services	8,297,753	6,297,960	14,595,713
Net loss for the three months ended June 30, 2022	(12,883,133)	(6,297,960)	(19,181,093)

Condensed Statement of Changes in Stockholders’ Equity for the six months ended June 30, 2022 (unaudited)	As Reported	Adjustment	As Restated
Common stock issued for services	8,297,753	6,297,960	14,595,713
Net loss for the six months ended June 30, 2022	(13,609,479)	(6,297,960)	(19,907,439)

Condensed Statement of Cash Flows for the six months ended June 30, 2022 (unaudited)	As Reported	Adjustment	As Restated
Net loss	(13,609,479)	(6,297,960)	(19,907,439)
Stock-based compensation	8,280,508	6,297,960	14,578,468

BRIGHT GREEN CORPORATION

Notes to the Condensed Financial Statements (Unaudited)

For the Three Months and Six Months Ended June 30, 2022 and 2021

(Expressed in United States Dollars)

2. Liquidity and Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP). These financial statements are expressed in United States dollars which is the functional currency of the Company.

As of December 31, 2021, the Company had cash of $1,282,565 compared to $102,263 as of December 31, 2020. The increase of $1,180,302 in cash was mainly from the sales of common stock of $3,130,000. This increase was partly offset by net cash used for operating expenses. Since its inception, the Company has incurred net losses and funded its operations primarily through the issuance of equities and an advance from a director. As at December 31, 2021, the Company had a total stockholders’ equity of $8,220,399 (2020 - $7,220,898).

BRIGHT GREEN CORPORATION

Notes to Financial Statements

For the years ended December 31, 2021 and 2020

(Expressed in United States Dollars)

2. Liquidity and Basis of Presentation (continued)

The Company is in its initial stages to start building facilities to grow, research and distribute medical plants. The Company has incurred recurring losses from operations, and as at December 31, 2021, had an accumulated deficit of $6,413,744 (2020 -$3,923,245) and a working capital of $1,282,829 (2020 – negative working capital of $175,332). The working capital as at December 31, 2021 is sufficient to pay its operating expenses for a period of at least 12 months from the date of the financial statement was authorized to be issued. The Company’s continued existence is dependent upon its ability to continue to execute its operating plan and to obtain additional debt or equity financing. The Company has developed plans to raise funds and continues to pursue sources of funding that management believes, if successful, would be sufficient to support the Company’s operating plan. During the year ended December 31, 2021, the Company raised $3,130,000 through common stock issuances. The Company has also raised $50,000 subsequent to year end (Note 12). The Company’s operating plan is predicated on a variety of assumptions including, but not limited to, the level of product demand, cost estimates, its ability to continue to raise additional financing and the state of the general economic environment in which the Company operates. There can be no assurance that these assumptions will prove accurate in all material respects, or that the Company will be able to successfully execute its operating plan. In the event that the Company is not able to raise capital from investors in a timely manner, the Company will explore available options, including but not limited to, an equity backed loan against the property. In the absence of additional appropriate financing, the Company may have to modify its plan or slow down the pace of development and commercialization.

The Company does not have any short or long-term contractual purchases with suppliers for future purchases, capital expenditure commitments that cannot be cancelled with minimal fees, non-cancelable operating leases, or any commitment or contingency that would hinder management’s ability to scale down operations and management expenses until funding is raised.